SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS – 100.0%

Fixed Income Funds – 56.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	558,455	$5,774
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	288,799	2,888
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	100,760	1,156
SEI Institutional Managed Trust Real Return Fund, CI Y	94,927	962

Total Fixed Income Funds (Cost $10,828) ($ Thousands)		10,780

Multi-Asset Funds — 30.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	371,701	3,851
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	87,131	963
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	115,469	959

Total Multi-Asset Funds (Cost $5,779) ($ Thousands)		5,773

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	85,535	963

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	44,244	$770

Total Equity Funds (Cost $1,691) ($ Thousands)		1,733

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 2.140%**	962,631	963

Total Money Market Fund (Cost $963) ($ Thousands)		963

Total Investments in Securities — 100.0% (Cost $19,261) ($ Thousands)		$19,249

Percentages are based on Net Assets of $19,245 ($ Thousands).

** Rate shown is the 7-day effective yield as of June 30, 2019.

Cl — Class

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2019, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, CI Y	$ 5,987	$ 105	$ (364)	$ (8)	$ 54	$ 5,774	558,455	$ 32	$ _
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	2,994	58	(164)	–	–	2,888	288,799	17	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,197	17	(86)	(2)	30	1,156	100,760	9	–
SEI Institutional Managed Trust Real Return Fund, Cl Y	996	7	(57)	(1)	17	962	94,927	–	–
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	3,991	29	(249)	–	80	3,851	371,701	–	–
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	998	16	(74)	1	22	963	87,131	10	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	996	6	(47)	(9)	13	959	115,469	–	–
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	998	10	(83)	(6)	44	963	85,535	–	–
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	799	17	(69)	(3)	26	770	44,244	4	–
SEI Daily Income Trust Government Fund, Cl F	998	19	(54)	–	–	963	962,631	5	–

Totals	$ 19,954	$ 284	$ (1,247)	$ (28)	$ 286	$ 19,249	2,709,652	$ 77	$–

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS – 100.0%

Equity Funds – 59.9%
SEI Institutional Managed Trust Real Estate Fund, CI Y	128,115	$2,051
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	236,316	4,114

Total Equity Funds (Cost $5,479) ($ Thousands)		6,165

Fixed Income Fund – 40.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	593,584	4,126

Total Fixed Income Fund (Cost $4,172) ($ Thousands)		4,126

Total Investments in Securities – 100.0% (Cost $9,651) ($ Thousands)		$10,291

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2019, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Percentages are based on Net Assets of $10,287 ($ Thousands).

Cl – Class

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, CL Y	$ 1,634	$ 464	$(75)	$ (4)	$ 32	$ 2,051	128,115	$11	$ –
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CL Y	3,269	889	(161)	2	115	4,114	236,316	17	–
SEI Institutional Managed Trust High Yield Bond Fund, CL Y	3,268	963	(146)	(7)	48	4,126	593,584	54	–

Totals	$ 8,171	$ 2,316	$ (382)	$ (9)	$ 195	$ 10,291	958,015	$ 82	$–

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 51.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,139,338	$11,781
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	335,644	3,142
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	388,822	3,927
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	785,402	7,854
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	821,722	9,425
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	113,019	785
SEI Institutional Managed Trust Real Return Fund, Cl Y	309,943	3,140

Total Fixed Income Funds (Cost $40,091) ($ Thousands)		40,054

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	225,690	2,356
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,288,761	13,352
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	426,466	4,712
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	472,281	3,925

Total Multi-Asset Funds (Cost $24,184) ($ Thousands)		24,345

Equity Funds — 18.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	767,310	8,640
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	315,812	5,498

Total Equity Funds (Cost $13,696) ($ Thousands)		14,138

Total Investments in Securities —100.0% (Cost $77,971) ($ Thousands)		$78,537

Percentages are based on Net Assets of $78,514 ($ Thousands).

Cl – Class

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2019, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Conservative Strategy Fund (Continued)

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 11,856	$399	$ (565)	$ (14)	$ 105	$ 11,781	1,139,338	$ 64	$ –
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3,164	114	(146)	–	10	3,142	335,644	21	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,915	135	(283)	(15)	175	3,927	388,822	22	–
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	7,908	292	(346)	–	–	7,854	785,402	46	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	9,493	320	(613)	(19)	244	9,425	821,722	74	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	793	34	(52)	(7)	17	785	113,019	11	–
SEI Institutional Managed Trust Real Return Fund, Cl Y	3,157	76	(146)	(2)	55	3,140	309,943	–	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	2,373	54	(196)	1	124	2,356	225,690	–	–
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	13,437	315	(675)	3	272	13,352	1,288,761	–	–
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,744	157	(302)	3	110	4,712	426,466	46	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	3,939	90	(119)	(24)	39	3,925	472,281	–	–
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	8,698	300	(698)	(36)	376	8,640	767,310	–	–
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	5,540	244	(453)	(18)	185	5,498	315,812	28	–

Totals	$ 79,017	$ 2,530	$(4,594)	$ (128)	$ 1,712	$ 78,537	7,390,210	$ 312	$–

Amounts designated as “ – ” are $0 or have been rounded to $0.

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 66.9%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	546,622	$8,752
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,032,579	17,977

Total Equity Funds (Cost $22,588) ($ Thousands)		26,729

Fixed Income Fund — 33.1%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,907,352	13,256

Total Fixed Income Fund (Cost $13,337) ($ Thousands)		13,256

Total Investments in Securities —100.0% (Cost $35,925) ($ Thousands)		$39,985

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2019, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Percentages are based on Net Assets of $39,970 ($ Thousands).

Cl — Class

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$ 8,729	$ 360	$ (458)	$ (50)	$ 171	$ 8,752	546,622	$ 57	$–
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	17,947	374	(882)	18	520	17,977	1,032,579	91	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	13,163	564	(643)	(48)	220	13,256	1,907,352	186	—

Totals	$ 39,839	$ 1,298	$ (1,983)	$ (80)	$ 911	$ 39,985	3,486,553	$ 334	$–

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 36.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	1,342,504	$13,882
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	556,367	5,208
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,032,818	10,431
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,425,401	27,819
SEI Institutional Managed Trust Real Return Fund, Cl Y	513,667	5,203

Total Fixed Income Funds (Cost $63,708) ($ Thousands)		62,543

Multi-Asset Funds — 35.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,497,211	26,071
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,676,245	17,366
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	786,418	8,690

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,043,694	$8,673

Total Multi-Asset Funds (Cost $60,898) ($ Thousands)		60,800

Equity Funds — 29.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,316,669	26,086
SEI Institutional Managed Trust Large Cap Fund, Cl Y	502,175	6,960
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	998,128	17,377

Total Equity Funds (Cost $48,991) ($ Thousands)		50,423

Total Investments in Securities — 100.0% (Cost $173,597) ($ Thousands)		$173,766

Percentages are based on Net Assets of $173,718 ($ Thousands).

Cl — Class

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2019, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Moderate Strategy Fund (Continued)

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 13,916	$ 285	$ (426)	$(10)	$ 117	$ 13,882	1,342,504	$ 75	$ –
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	5,218	125	(152)	–	17	5,208	556,367	35	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	10,369	276	(636)	(83)	505	10,431	1,032,818	57	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	27,893	570	(1,304)	(42)	702	27,819	2,425,401	218	–
SEI Institutional Managed Trust Real Return Fund, Cl Y	5,214	64	(163)	(3)	91	5,203	513,667	–	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	26,147	305	(1,747)	(105)	1,471	26,071	2,497,211	–	–
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	17,399	121	(509)	1	354	17,366	1,676,245	–	–
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	8,705	156	(378)	4	203	8,690	786,418	84	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	8,676	189	(224)	(40)	72	8,673	1,043,694	–	–
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	26,090	260	(1,284)	(20)	1,040	26,086	2,316,669	–	–
SEI Institutional Managed Trust Large Cap Fund, Cl Y	–	7,102	(194)	1	51	6,960	502,175	–	–
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	17,435	306	(884)	25	495	17,377	998,128	89	–
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	6,929	44	(7,094)	(452)	573	–	–	41	–

Totals	$ 173,991	$ 9,803	$(14,995)	$(724)	$ 5,691	$ 173,766	15,691,297	$ 599	$–

Amounts designated as “ – ” are $0 or have been rounded to $0.

2	SEI Asset Allocation Trust / Quarterly Report / June 30, 2019

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS – 100.0%

Equity Funds – 82.0%
SEI Institutional International Trust International Equity Fund, Cl Y	704,919	$7,634
SEI Institutional Managed Trust Real Estate Fund, Cl Y	467,658	7,487
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	559,709	15,241
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,231,760	38,855

Total Equity Funds (Cost $46,388) ($ Thousands)		69,217

Fixed Income Fund – 18.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,192,247	15,236

Total Fixed Income Fund (Cost $15,889) ($ Thousands)		15,236

Total Investments in Securities — 100.0% (Cost $62,277) ($ Thousands)		$84,453

Percentages are based on Net Assets of $84,427 ($ Thousands).

Cl – Class

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2019, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$ 7,620	$ 128	$ (355)	$ 24	$ 217	$ 7,634	704,919	$ –	$ –
SEI Institutional Managed Trust Real Estate Fund, Cl Y	7,700	159	(478)	(42)	148	7,487	467,658	49	–
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	15,363	204	(791)	174	291	15,241	559,709	57	–
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	39,330	205	(1,841)	42	1,119	38,855	2,231,760	199	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	15,323	284	(571)	(55)	255	15,236	2,192,247	215	–

Totals	$ 85,336	$ 980	$(4,036)	$ 143	$ 2,030	$ 84,453	6,156,293	$ 520	$–

Amounts designated as “ – ” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 63.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,202,012	$13,895
SEI Institutional International Trust International Equity Fund, Cl Y	3,843,290	41,623
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,203,738	15,817
SEI Institutional Managed Trust Large Cap Fund, Cl Y	3,000,536	41,587
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,032,280	11,913

Total Equity Funds (Cost $111,433) ($ Thousands)		124,835

Multi-Asset Fund — 20.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,793,517	39,604

Total Multi-Asset Fund (Cost $37,836) ($ Thousands)		39,604

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,176,430	$11,882
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	859,255	9,856
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,702,691	11,834

Total Fixed Income Funds (Cost $34,048) ($ Thousands)		33,572

Total Investments in Securities — 100.0% (Cost $183,317) ($ Thousands)		$198,011

Percentages are based on Net Assets of $197,940 ($ Thousands).

Cl – Class

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2019, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 13,609	$ 787	$ (572)	$ 9	$ 62	$ 13,895	1,202,012	$–	$–
SEI Institutional International Trust International Equity Fund, Cl Y	40,508	487	(651)	18	1,261	41,623	3,843,290	–	–
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	15,622	217	(577)	82	473	15,817	1,203,738	–	–
SEI Institutional Managed Trust Large Cap Fund, Cl Y	40,978	726	(1,369)	(88)	1,340	41,587	3,000,536	150	–
SEI Institutional Managed Trust Small Cap Fund, Cl Y	11,696	373	(539)	(84)	467	11,913	1,032,280	8	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	39,280	65	(1,789)	(29)	2,077	39,604	3,793,517	–	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	11,625	283	(502)	(25)	501	11,882	1,176,430	64	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	9,844	149	(370)	(12)	245	9,856	859,255	77	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	11,775	276	(372)	(44)	199	11,834	1,702,691	167	–

Totals	$ 194,937	$ 3,363	$ (6,741)	$ (173)	$ 6,625	$ 198,011	17,813,749	$466	$–

Amounts designated as “ – ” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	138,058	$1,596
SEI Institutional International Trust International Equity Fund, Cl Y	1,170,539	12,677
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,629,363	44,368
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	528,073	11,290

Total Equity Funds (Cost $42,014) ($ Thousands)		69,931

Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	313,554	3,167
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	910,645	6,329

Total Fixed Income Funds (Cost $9,721) ($ Thousands)		9,496

Total Investments in Securities — 100.0% (Cost $51,735) ($ Thousands)		$79,427

Percentages are based on Net Assets of $79,404 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2019, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 1,531	$ 81	$ (23)	$ (1)	$ 8	$ 1,596	138,058	$ –	$–
SEI Institutional International Trust International Equity Fund, Cl Y	12,164	190	(62)	(4)	389	12,677	1,170,539	–	–
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	42,832	805	(568)	5	1,294	44,368	1,629,363	162	–
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	10,721	364	(155)	(9)	369	11,290	528,073	21	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,019	125	(101)	(10)	134	3,167	313,554	17	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,115	332	(197)	(26)	105	6,329	910,645	87	–

Totals	$ 76,382	$ 1,897	$ (1,106)	$ (45)	$ 2,299	$ 79,427	4,690,232	$ 287	$–

Amounts designated as “ – ” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Fixed Income Funds — 35.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	465,254	$4,699
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,048,029	23,491
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	675,996	4,698

Total Fixed Income Funds (Cost $32,109) ($ Thousands)		32,888

Multi-Asset Funds — 33.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,800,384	18,796
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	425,191	4,698
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	901,021	7,488

Total Multi-Asset Funds (Cost $30,446) ($ Thousands)		30,982

Equity Funds — 32.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	243,931	2,820

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional International Trust International Equity Fund, Cl Y	867,849	$9,399
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	357,592	4,699
SEI Institutional Managed Trust Large Cap Fund, Cl Y	745,865	10,337
SEI Institutional Managed Trust Small Cap Fund, Cl Y	244,367	2,820

Total Equity Funds (Cost $24,611) ($ Thousands)		30,075

Total Investments in Securities — 100.0% (Cost $87,166) ($ Thousands)		$93,945

Percentages are based on Net Assets of $93,916 ($ Thousands).

Cl – Class

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2019, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$ 4,702	$ 185	$ (378)	$ (18)	$ 208	$ 4,699	465,254	$ 26	$–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,677	858	(1,602)	(33)	591	23,491	2,048,029	184	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,751	203	(319)	(7)	70	4,698	675,996	67	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	18,945	599	(1,733)	10	975	18,796	1,800,384	–	–
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4,734	183	(331)	3	109	4,698	425,191	47	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,558	202	(298)	(50)	76	7,488	901,021	–	–
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2,858	246	(300)	12	4	2,820	243,931	–	–
SEI Institutional International Trust International Equity Fund, Cl Y	9,495	494	(893)	37	266	9,399	867,849	–	–
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	4,751	273	(496)	43	128	4,699	357,592	–	–
SEI Institutional Managed Trust Large Cap Fund, Cl Y	10,462	631	(1,081)	40	285	10,337	745,865	38	–
SEI Institutional Managed Trust Small Cap Fund, Cl Y	2,849	192	(316)	(11)	106	2,820	244,367	2	–

Totals	$ 94,782	$ 4,066	$(7,747)	$ 26	$ 2,818	$ 93,945	8,775,479	$ 364	$–

Amounts designated as “ – ” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS – 100.0%

Equity Funds – 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	48,370	$559
SEI Institutional International Trust International Equity Fund, Cl Y	412,751	4,470
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, CI Y *	572,966	15,602
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	183,387	3,921

Total Equity Funds (Cost $14,302) ($ Thousands)		24,552

Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	110,502	1,116
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	317,619	2,207

Total Fixed Income Funds (Cost $3,345) ($ Thousands)		3,323

Total Investments in Securities — 100.0% (Cost $17,647) ($ Thousands)		$27,875

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2019, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Percentages are based on Net Assets of $27,868 ($ Thousands).

Cl – Class

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$ 554	$ 43	$(41)	$1	$2	$ 559	48,370	$ –	$–
SEI Institutional International Trust International Equity Fund, Class Y	4,404	96	(169)	6	133	4,470	412,751	–	–
SEI Institutional Managed Trust Tax Managed Large Cap Fund, Class Y	15,546	148	(559)	100	367	15,602	572,966	58	–
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	3,876	83	(168)	8	122	3,921	183,387	8	–
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	1,095	43	(66)	(4)	48	1,116	110,502	6	–
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	2,218	105	(145)	(13)	42	2,207	317,619	31	–

Totals	$ 27,693	$ 518	$ (1,148)	$ 98	$ 714	$ 27,875	1,645,595	$ 103	$–

Amounts designated as “ – ” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS – 100.0%

Equity Funds – 44.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	783,419	$9,056
SEI Institutional International Trust International Equity Fund, Cl Y	3,140,541	34,012
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,034,575	13,594
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,617,426	36,278
SEI Institutional Managed Trust Small Cap Fund, Cl Y	590,305	6,812

Total Equity Funds (Cost $88,319) ($ Thousands)		99,752

Multi-Asset Funds — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	4,339,830	45,308
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	819,896	9,060
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,165,847	17,998

Total Multi-Asset Funds (Cost $73,058) ($ Thousands)		72,366

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Fixed Income Funds — 24.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,121,622	$11,328
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,765,275	31,718
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,629,699	11,327

Total Fixed Income Funds (Cost $54,022) ($ Thousands)		54,373

Total Investments in Securities — 100.0% (Cost $215,399) ($ Thousands)		$226,491

Percentages are based on Net Assets of $226,416 ($ Thousands).

Cl — Class

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2019, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, CI Y	$ 9,350	$ 125	$ (453)	$ 26	$8	$ 9,056	783,419	$ –	$ –
SEI Institutional International Trust International Equity Fund, Cl Y	34,933	127	(2,138)	184	906	34,012	3,140,541	–	–
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, CI Y	14,063	20	(979)	223	267	13,594	1,034,575	–	–
SEI Institutional Managed Trust Large Cap Fund, Cl Y	37,545	238	(2,634)	(161)	1,290	36,278	2,617,426	137	–
SEI Institutional Managed Trust Small Cap Fund, Cl Y	6,991	103	(509)	(81)	308	6,812	590,305	5	–
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	46,671	77	(3,810)	(35)	2,405	45,308	4,339,830	–	–
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	9,323	120	(599)	11	205	9,060	819,896	88	–
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	18,584	159	(809)	(167)	231	17,998	2,165,847	–	–
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	11,579	154	(859)	(61)	515	11,328	1,121,622	64	–
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	32,640	462	(2,134)	(77)	827	31,718	2,765,275	251	–
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	11,697	201	(723)	(86)	238	11,327	1,629,699	162	–

Totals	$ 233,376	$ 1,786	$ (15,647)	$ (224)	$ 7,200	$ 226,491	21,008,435	$ 707	$–

Amounts designated as “ – ” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2019	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2019

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	235,118	$2,718
SEI Institutional International Trust International Equity Fund, Cl Y	2,005,602	21,721
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, CI Y *	2,776,464	75,603
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, CI Y	891,259	19,055

Total Equity Funds (Cost $69,905) ($ Thousands)		119,097

Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	537,068	5,425
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	1,541,779	10,715

Total Fixed Income Funds (Cost $16,611) ($ Thousands)		16,140

Total Investments in Securities — 100.0% (Cost $86,516) ($ Thousands)		$135,237

Percentages are based on Net Assets of $135,198 ($ Thousands).

Cl — Class

* The Fund’s investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y represents greater than 50% of the Fund’s total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of June 30, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

As of June 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. As of June 30, 2019, there were no Level 3 securities held during the period.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended June 30, 2019 ($ Thousands):

Security Description	Value 3/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation	Value 6/30/2019	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$2,669	$121	$(84)	$(7)	$19	$2,718	235,118	$ –	$ –
SEI Institutional International Trust International Equity Fund, Class Y	21,217	157	(318)	(22)	687	21,721	2,005,602	–	–
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	74,995	293	(1,928)	309	1,934	75,603	2,776,464	284	–
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	18,394	182	(127)	(9)	615	19,055	891,259	37	–
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	5,289	127	(206)	(17)	232	5,425	537,068	29	–
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	10,664	331	(418)	(56)	194	10,715	1,541,779	152	–

Totals	$133,228	$1,211	$(3,081)	$198	$3,681	$135,237	7,987,290	$502	$–

Amounts designated as “ – ” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / June 30, 2019	1